Employee Benefit Plans and Postretirement Benefits - Defined Benefit Pension Plans by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning benefit obligation
Plan amendments	$ 527
Change in the fair value of plan assets:
Beginning plan assets	2,248
Ending plan assets	1,952	$ 2,248
U.S.
Beginning benefit obligation
Beginning benefit obligation	666	1,015
Service cost	4	3
Interest cost	16	36
Plan participants’ contributions	0	0
Actuarial loss	80	132
Gross benefits paid	(40)	(70)
Plan amendments	2	0
Currency translation adjustments and other	(551)	(450)
Ending benefit obligation	177	666
Change in the fair value of plan assets:
Beginning plan assets	700	1,030
Actual return on plan assets	93	190
Employer contributions	0	0
Plan participants’ contributions	0	0
Gross benefits paid	(40)	(69)
Currency translation adjustments and other	(549)	(451)
Ending plan assets	204	700
Funded status:	27	34
U.K
Beginning benefit obligation
Beginning benefit obligation	1,488	1,290
Service cost	0	4
Interest cost	24	30
Plan participants’ contributions	0	0
Actuarial loss	99	166
Gross benefits paid	(58)	(47)
Plan amendments	0	0
Currency translation adjustments and other	55	45
Ending benefit obligation	1,608	1,488
Change in the fair value of plan assets:
Beginning plan assets	1,067	951
Actual return on plan assets	118	88
Employer contributions	59	42
Plan participants’ contributions	0	0
Gross benefits paid	(58)	(47)
Currency translation adjustments and other	44	33
Ending plan assets	1,230	1,067
Funded status:	(378)	(421)
Germany
Beginning benefit obligation
Beginning benefit obligation	424	409
Service cost	4	3
Interest cost	2	4
Plan participants’ contributions	0	0
Actuarial loss	6	39
Gross benefits paid	(25)	(25)
Plan amendments	0	0
Currency translation adjustments and other	38	(6)
Ending benefit obligation	449	424
Change in the fair value of plan assets:
Beginning plan assets	5	5
Actual return on plan assets	0	0
Employer contributions	0	0
Plan participants’ contributions	0	0
Gross benefits paid	0	0
Currency translation adjustments and other	0	0
Ending plan assets	5	5
Funded status:	(444)	(419)
Other
Beginning benefit obligation
Beginning benefit obligation	360	315
Service cost	14	13
Interest cost	2	4
Plan participants’ contributions	3	3
Actuarial loss	30	40
Gross benefits paid	(16)	(14)
Plan amendments	0	(2)
Currency translation adjustments and other	32	1
Ending benefit obligation	425	360
Change in the fair value of plan assets:
Beginning plan assets	324	295
Actual return on plan assets	20	27
Employer contributions	11	11
Plan participants’ contributions	3	3
Gross benefits paid	(16)	(14)
Currency translation adjustments and other	26	2
Ending plan assets	368	324
Funded status:	$ (57)	$ (36)